Restructuring Programs (Tables)	12 Months Ended
Dec. 31, 2019
Restructuring Cost and Reserve [Line Items]
Aggregate Expenses Incurred Associated with Facility Closure
Below is a summary of costs by line item for the Restructuring Programs:

	Year Ended December 31,
	2019	2018	2017
	(In millions)
Cost of sales	$4.4	$13.3	$35.5
General and administrative	1.7	4.3	—
Other operating expense, net	99.3	149.1	38.1
Total	$105.4	$166.7	$73.6

Reconciliation of Liabilities
The table below presents the exit cost liability activity as of December 31, 2019:

	Severance	Other Costs	Total Liabilities
	(In millions)
Balance as of December 31, 2018	$19.3	$2.6	$21.9
Expenses recognized	9.1	—	9.1
Cash payments	(22.8)	—	(22.8)
Reclassification due to adoption of ASU 2016-02	—	(2.6)	(2.6)
Balance as of December 31, 2019	$5.6	$—	$5.6

TreeHouse 2020
Restructuring Cost and Reserve [Line Items]
Aggregate Expenses Incurred Associated with Facility Closure
Below is a summary of the overall TreeHouse 2020 program costs by type:

	Year Ended December 31,			Cumulative Costs To Date	Total Expected Costs
	2019	2018	2017
		(In millions)
Asset-related	$2.9	$9.2	$33.0	$45.1	$45.1
Employee-related	10.8	36.2	9.1	56.1	57.3
Other costs	75.8	73.0	9.3	158.1	184.4
Total	$89.5	$118.4	$51.4	$259.3	$286.8

Schedule of Facility Closures	The table below shows key information regarding the Company's announced plant closures, a component of the broader TreeHouse 2020 program:

Facility Location	Date of Closure Announcement	Full Facility Closure	Primary Products Produced	Primary Segment(s) Affected	Total Costs to Close	Total Cash Costs to Close
					(In millions)
Brooklyn Park, Minnesota	August 3, 2017	Completed in Q4 2017	Dry Dinners	Meal Preparation	$16.1	$9.6
Plymouth, Indiana	August 3, 2017	Completed in Q4 2017	Pickles	Meal Preparation	9.3	3.8
Visalia, California	February 15, 2018	Q1 2019	Pretzels	Snacking & Beverages	22.1	8.8
					$47.5	$22.2

Other restructuring and plant closing costs
Restructuring Cost and Reserve [Line Items]
Aggregate Expenses Incurred Associated with Facility Closure
Below is a summary of costs by type associated with the other restructuring and plant closing costs:

	Year Ended December 31,
	2018	2017
	(In millions)
Asset-related	$1.3	$1.3
Employee-related	—	3.2
Other closure costs	0.3	11.8
Total	$1.6	$16.3

Structure to Win
Restructuring Cost and Reserve [Line Items]
Aggregate Expenses Incurred Associated with Facility Closure
Below is a summary of costs by type associated with the Structure to Win program:

	Year Ended December 31,		Cumulative Costs To Date	Total Expected Costs
	2019	2018
		(In millions)
Asset-related	$1.8	$2.1	$4.0	$4.0
Employee-related	4.8	21.4	26.1	26.2
Other costs	9.3	20.6	29.9	30.2
Total	$15.9	$44.1	$60.0	$60.4

Restructuring and Margin Improvement Activities Categories
Restructuring Cost and Reserve [Line Items]
Aggregate Expenses Incurred Associated with Facility Closure
The costs by activity for the Restructuring Programs are outlined below:

	Year Ended December 31,
	2019	2018	2017
	(In millions)
TreeHouse 2020	$89.5	$118.4	$51.4
Structure to Win	15.9	44.1	—
Other restructuring and plant closing costs	—	4.2	22.2
Total Restructuring Programs	$105.4	$166.7	$73.6